UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the quarter ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Godsey and Gibb, Inc.
Address: 6802 Paragon Place, Suite 201
         Richmond, VA  23230

13F File Number: 801-23685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:    Frank B. Gibb, III
Title:   President
Phone:   (804) 285-7333
Signature, Place, and Date of Signing:
    Frank B. Gibb, III  Richmond, Virginia  May 20, 1999

Report Type (Check only one):

[x]      13F Holdings Report

[ ]      13F Notice

[ ]           13F Combination Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included managers:0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:







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GODSEY & GIBB ASSOCIATES

FORM 13F  March 31, 1999
                                 Title
Investment Discretion            Voting Authority
                                  of
Security                         Class  CUSIP  Market Value Quantity      Sole
Share Other     Mgrs      Sole  Share   None

COMMON STOCK

ABBOTT LABORATORIES                   002824100     496915   10615
       x                              10615
ALBERTSONS INC                        013104104     555262   10200
       x                              10200
ALLSTATE CORP                         020002101     375999   10145
       x                              10145
AMER HERITAGE LIFE                    026522102     208647    8950
       x                               8950
AMERICAN INTERNATIONAL GROUP          026874107     427133    3541
       x                               3541
AMGEN INC                             031162100     806778   10775
       x                              10775
ASHLAND INC                           044204105     204687    5000
       x                               5000
AUTOMATIC DATA PROCESSING             053015103     463400   11200
       x                              11200
BANK ONE CORP                         06423A103     322226    5852
       x                               5852
BANKAMERICA CORP                      06605F102     511184    7238
       x                               7238
BECTON DICKINSON                      075887109     387914   10125
       x                              10125
CCA PRISON REALTY TRUST               12486R108     997076   57180
       x                              57180
COMPUTER SCIENCES CORP                205363104     477648    8655
       x                               8655
EMERSON ELECTRIC CO                   291011104     467173    8825
       x                               8825
EXXON CORP                            302290101     255789    3625
       x                               3625
FIRST UNION CORP                      337358105     348680    6525
       x                               6525
GENERAL ELECTRIC                      369604103     660984    5975
       x                               5975
GILLETTE CO                           375766102     389316    6550
       x                               6550
HEWLETT-PACKARD CO                    428236103     591664    8725
       x                               8725
HOME DEPOT                            437076102     261450    4200
       x                               4200
HONEYWELL INC                         438506107     426824    5630
       x                               5630
ILLINOIS TOOL WORKS                   452308109     482625    7800
       x                               7800
JEFFERSON PILOT                       475070108     521675    7700
       x                               7700
JOHNSON & JOHNSON                     478160104     467500    5000
       x                               5000
MCDONALD'S CORP                       580135101     487109   10750
       x                              10750
MERCK & CO                            589331107     700693    8745
       x                               8745
MOBIL CORP                            607059102     435600    4950
       x                               4950
ROYAL DUTCH PETE                      780257804     252460    4855
       x                               4855
SBC COMMUNICATIONS                    78387G103     583945   12375
       x                              12375
SYSCO CORP                            871829107     437445   16625
       x                              16625
WAL-MART STORES                       931142103     691406    7500
       x                               7500

GRAND TOTAL                                       14697209
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